OTHER COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENT LIABILITIES

9. OTHER COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

As of June 30, 2015 the Company leases space for its Gales Ferry (land lease), Griswold and Putnam Price Chopper branch offices. The leases for the branch offices expire March 14, 2020, October 31, 2019 and August 31, 2016, respectively. All leases contain renewal options at the Company’s discretion. The Company also has miscellaneous equipment leases with various terms. The total minimum rental due in future periods under these existing agreements is as follows as of June 30, 2015:

Rental
Expense Due
(In thousands)

2016	$154
2017	111
2018	101
2019	100
2020	47
Total	$513

Total rental expense amounted to $174,000 and $151,000 for the years ended June 30, 2015 and 2014, respectively.

Legal Contingencies

Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.